Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 3,157,536,155,264	₩ 6,606,727,454,113	₩ 1,581,207,551,926
Interests of hybrid bonds, net of tax	₩ (1,078,164,383)	₩ (6,669,999,999)	₩ (6,688,273,972)
Weighted-average number of common shares outstanding	75,814,870	75,696,150	79,120,963
Basic earnings per share	₩ 41,634	₩ 87,191	₩ 19,900
Total number of common shares issued	84,571,230	87,186,835	87,186,835
Weighted-average number of treasury shares	(8,756,360)	(11,490,685)	(8,065,872)
Weighted-average number of common shares outstanding	75,814,870	75,696,150	79,120,963